U.S. SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549
					FORM 24F-2
	ANNUAL NOTICE OF SECURITES SOLD PURSUANT TO RULE 24F-2
	READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.	Name and address of issuer:
      	Prudential Jennison 20/20 Focus Fund
	100 Mulberry Street
	Gateway Center Three
	Newark, New Jersey 07102-4077

2.	The name of each series or class of securities for which this Form is filed
	(If the Form is being filed for all series and classes of securities of the
	issuer, check the box but do not list series or classes):[x]

3.	Investment Company Act File Number:  811-08587.
	Securities Act File Number:  333-43491.

4.	(a)	Last day of fiscal year for which this Form is filed:  January 31, 2012.
	(b)	[ ] Check box if this Form is being filed late (i.e., more than 90
    		calendar days after the end of the issuer's fiscal year).
    		(See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID
ON THE REGISTRATION FEE DUE.

	(c)	[ ] Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities
	sold during the fiscal year
	pursuant to section 24(f):			$ 714,564,257

	(ii)	Aggregate price of securities
	redeemed or repurchased during
	the fiscal year:				$ 774,494,662

	(iii)	Aggregate price of securities
	redeemed or repurchased during
	any PRIOR fiscal year ending no
	earlier than October 11, 1995
	that were not previously used to
	reduce registration fees payable
	to the Commission:				$ 18,914,141

	(iv)	Total available redemption
	credits [add items 5(ii) and
	5(iii)]:					$ 793,408,803

	(v)	Net sales -- if item 5(i) is greater
	than Item 5(iv) [subtract Item
	5(iv) from Item 5(I)]:				$ 0

(vi)	Redemption credits available for
	use in future years -- if Item 5(i)
	is less than Item 5(iv) [subtract
	Item 5(iv) from Item 5(i)]:			$ (78,844,546)

(vii)	Multiplier for determining
	registration fee (See Instruction
	C.9):						x  0.00011460

(viii)	Registration fee due [multiply
	Item 5(v) by Item 5(vii)] (enter
	"0" if no fee is due):				= $ 0

6.	Prepaid Shares
	If the response to Item 5(i) was determined by deducting an amount of
	securities that were registered under the Securities Act of 1933 pursuant to
	rule 24e-2 as in effect before October 11, 1997, then report the amount of
	securities (number of shares or other units) deducted here: 0. If there is a
	number of shares or other units that were registered pursuant to rule 24e-2
	remaining unsold at the end of the fiscal year for which this form is filed
	that are available for use by the issuer in future fiscal years, then state
	that number here: 0.

7.	Interest due -- if this Form is being filed more than 90 days after the
	end of the issuer's fiscal year (see Instruction D): $ 0

8.	Total of the amount of the registration fee due plus any interest due
        [Item 5(viii) plus Item 7]: = $ 0

9.	Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository: N/A

	Method of Delivery:
				[  ] Wire Transfer
				[  ] Mail or other means



SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By: (Signature and Title)			/s/Grace C. Torres
						Grace C. Torres
						Treasurer and Principal Financial and
						Accounting Officer

Date: April 18, 2012